5. STOCKHOLDERS' DEFICIT (Details) - Warrant	12 Months Ended
Dec. 31, 2016
January 23, 2015
Expected dividends	0.00%
Expected volatility	88.13%
Expected term	3 years
Risk free interest rate	1.33%
Expected forfeitures	0.00%
May 28, 2015
Expected dividends	0.00%
Expected volatility	77.49%
Expected term	4 years
Risk free interest rate	1.24%
Expected forfeitures	0.00%
June 22, 2015
Expected dividends	0.00%
Expected volatility	78.85%
Expected term	3 years
Risk free interest rate	1.06%
Expected forfeitures	0.00%
January 1, 2016
Expected dividends	0.00%
Expected volatility	78.58%
Expected term	3 years
Risk free interest rate	1.32%
Expected forfeitures	0.00%
July 26, 2016
Expected dividends	0.00%
Expected volatility	93.60%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0.00%
July 26, 2016
Expected dividends	0.00%
Expected volatility	93.60%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0.00%
October 2, 2016
Expected dividends	0.00%
Expected volatility	107.51%
Expected term	2 years
Risk free interest rate	0.82%
Expected forfeitures	0.00%
December 8, 2016
Expected dividends	0.00%
Expected volatility	106.57%
Expected term	2 years
Risk free interest rate	1.15%
Expected forfeitures	0.00%